Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of December 31, 2023 and 2022 consisted of the following:
	As of December 31,
	2023	2022
Raw materials	$2,958,413	$3,237,940
Finished goods	2,590,651	3,670,941
Work in process	10,289,693	11,418,045
Others	4,789	3,590
Total	$15,843,546	$18,330,516